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May 1, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     ATTN. Mr. Mark Cowan
           Document Control - EDGAR

     RE:  RiverSource Variable Series Trust
             Disciplined Asset Allocation Portfolios - Aggressive
             Disciplined Asset Allocation Portfolios - Moderately Aggressive Disciplined Asset Allocation Portfolios - Moderate
             Disciplined Asset Allocation Portfolios - Moderately Conservative Disciplined Asset Allocation Portfolios - Conservative
             RiverSource Partners Variable Portfolio - Fundamental Value Fund RiverSource Partners Variable Portfolio - Select Value Fund RiverSource Partners Variable Portfolio - Small Cap Value Fund RiverSource Variable Portfolio - Balanced Fund
             RiverSource Variable Portfolio - Cash Management Fund
             RiverSource Variable Portfolio - Core Equity Fund
             RiverSource Variable Portfolio - Diversified Bond Fund
             RiverSource Variable Portfolio - Diversified Equity Income Fund RiverSource Variable Portfolio - Dynamic Equity Fund
                (formerly known as RiverSource Variable Portfolio - Large Cap
                   Equity Fund)
             RiverSource Variable Portfolio - Global Bond Fund
             RiverSource Variable Portfolio - Global Inflation Protected
                Securities Fund
             RiverSource Variable Portfolio - High Yield Bond Fund
             RiverSource Variable Portfolio - Income Opportunities Fund RiverSource Variable Portfolio - Mid Cap Growth Fund
             RiverSource Variable Portfolio - Mid Cap Value Fund
             RiverSource Variable Portfolio - S&P 500 Index Fund
             RiverSource Variable Portfolio - Short Duration U.S. Government
                Fund
             Seligman Variable Portfolio - Growth Fund
                (formerly known as RiverSource Variable Portfolio - Growth Fund)
             Seligman Variable Portfolio - Larger-Cap Value Fund
                (formerly known as RiverSource Variable Portfolio - Large Cap
                   Value Fund)
             Seligman Variable Portfolio - Smaller-Cap Value Fund
                (formerly known as RiverSource Variable Portfolio - Small Cap
                   Advantage Fund)
             Threadneedle Variable Portfolio - Emerging Markets Fund Threadneedle Variable Portfolio - International Opportunity Fund

     Post-Effective Amendment No. 5
     File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for RiverSource Variable Portfolio - Core Equity Fund, Disciplined Asset Allocation Portfolios - Aggressive, Disciplined Asset Allocation Portfolios - Moderately Aggressive, Disciplined Asset Allocation Portfolios - Moderate, Disciplined Asset Allocation Portfolios - Moderately Conservative and Disciplined Asset Allocation Portfolios
- Conservative and Statements of Additional Information for the above-referenced funds do not differ from

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that contained in Registrant's Post-Effective Amendment No. 5 (Amendment).  This
Amendment was filed electronically on April 29, 2009.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.